Intangible assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Ending balance	R$ 3,387	R$ 3,108	R$ 3,022
Cost	5,036	4,579	4,382
Accumulated amortization	(1,649)	(1,471)	(1,360)
Beginning balance	3,108	3,022
Acquisitions	356	115
Additions and goodwill by business combination of ER Plastics		75
Foreign currency translation adjustment	46	8
Amortization	(120)	(111)
Write-off due to the disposal of subsidiaries	(2)
Other write-offs	(1)
Goodwill Based On Expected Future Profitability [Member]
IfrsStatementLineItems [Line Items]
Ending balance	2,182	2,173	2,087
Cost	2,182	2,173	2,087
Beginning balance	2,173	2,087
Additions and goodwill by business combination of ER Plastics		75
Foreign currency translation adjustment	9	11
Brand names [member]
IfrsStatementLineItems [Line Items]
Ending balance	416	323	320
Cost	697	581	566
Accumulated amortization	(281)	(258)	(246)
Beginning balance	323	320
Acquisitions	86
Foreign currency translation adjustment	19	15
Amortization	(12)	(12)
Computer software [member]
IfrsStatementLineItems [Line Items]
Ending balance	660	468	433
Cost	1,709	1,386	1,268
Accumulated amortization	(1,049)	(918)	(835)
Beginning balance	468	433
Acquisitions	270	115
Foreign currency translation adjustment	10	4
Amortization	(85)	(83)
Write-off due to the disposal of subsidiaries	(2)
Other write-offs	(1)
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Ending balance	129	143	182
Cost	448	439	461
Accumulated amortization	(319)	(296)	R$ (279)
Beginning balance	143	182
Foreign currency translation adjustment	8	(22)
Amortization	R$ (23)	R$ (17)